Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23 (PR 09/01/22)	$2,605	$2,764,059
5.00%, 09/01/24 (PR 09/01/22)	15	15,916
5.00%, 09/01/26 (PR 09/01/22)	90	95,495
Series B, 5.00%, 09/01/23	60	66,451
Series B, 5.00%, 09/01/24	405	466,268
Series B, 5.00%, 09/01/25	455	542,287
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/22	8,095	8,325,958
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/25	3,370	4,040,410
Series B, 5.00%, 01/01/23	1,465	1,577,424
Series B, 5.00%, 01/01/24	9,355	10,505,748
Series B, 5.00%, 01/01/25 (Call 07/01/24)	955	1,091,370
Series B, 5.00%, 01/01/26 (Call 07/01/24)	370	423,132
Series E, 5.00%, 11/01/24	1,030	1,193,720
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,675	7,675,000
		38,783,238
Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	400	457,573
5.00%, 07/01/25 (Call 07/01/24)	80	91,355
Series A, 5.00%, 07/01/21	5,770	5,792,844
Series A, 5.00%, 07/01/22	300	315,847
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,710	1,716,789
Series A, 5.00%, 07/01/24 (PR 07/01/21)	5,400	5,421,438
Series A, 5.00%, 07/01/25 (PR 07/01/22)	5,070	5,338,226
Series E, 5.00%, 07/01/23 (Call 07/01/22)	185	194,814
Series E, 5.00%, 07/01/24 (PR 07/01/22)	45	47,381
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	2,810	2,844,072
Arizona Transportation Board RB
5.00%, 07/01/21	1,860	1,867,364
5.00%, 07/01/22	8,370	8,812,135
5.00%, 07/01/24	3,480	3,980,887
Series A, 5.00%, 07/01/22	645	679,071
Series A, 5.00%, 07/01/23	1,135	1,248,451
Series A, 5.00%, 07/01/24	4,080	4,667,247
Series E, 5.00%, 07/01/25	105	124,395
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	350	404,038
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,582,381
City of Phoenix AZ GO
4.00%, 07/01/22	470	489,858
4.00%, 07/01/23	9,160	9,883,482
4.00%, 07/01/24	510	567,780
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/21	160	160,637
Series B, 5.00%, 07/01/22	900	948,047
Series B, 5.00%, 07/01/23	240	264,360
Series B, 5.00%, 07/01/24	1,950	2,234,985
County of Maricopa AZ COP, 5.00%, 07/01/22	580	610,312
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	645	679,144
Security	Par (000)	Value

Arizona (continued)
Maricopa County Community College District GO
5.00%, 07/01/21	$4,000	$4,015,903
5.00%, 07/01/23	2,530	2,776,761
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	1,110	1,141,669
5.00%, 01/01/23	2,215	2,386,082
5.00%, 01/01/24	2,810	3,155,655
5.00%, 01/01/26	325	391,292
Series A, 5.00%, 01/01/22	4,155	4,273,546
Series A, 5.00%, 01/01/23	1,000	1,077,238
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,699,951
Series A, 5.00%, 01/01/25	3,140	3,660,717
Series A, 5.00%, 01/01/26	2,510	3,021,978
Series E, 5.00%, 01/01/24	115	129,146
Series E, 5.00%, 12/01/25 (Call 12/01/21)	150	153,637
State of Arizona COP
5.00%, 10/01/22	225	239,726
Series A, 5.00%, 10/01/21	2,330	2,367,774
		98,915,988
Arkansas — 0.5%
State of Arkansas GO
5.00%, 06/15/21	9,500	9,516,905
5.00%, 06/15/22	7,000	7,356,955
5.00%, 06/15/23	7,000	7,691,487
		24,565,347
California — 13.7%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	691,053
Alameda County Transportation Commission RB, 4.00%, 03/01/22	400	411,792
Bay Area Toll Authority RB VRDN,2.00%, 04/01/53 (Put 04/01/24)(b)(c)	3,000	3,110,469
Series C, VRDN,2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,509,661
Series F-1, 5.00%, 04/01/22	365	379,990
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	2,275	2,368,303
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,540	10,837,652
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,815	10,696,238
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,020	9,357,897
Series T-5, 5.00%, 03/15/23	300	326,247
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	8,415	8,551,996
5.00%, 10/01/22	955	1,017,372
5.00%, 10/01/23	1,340	1,490,449
5.00%, 10/01/24	1,495	1,729,598
California State Public Works Board RB
Series A, 5.00%, 04/01/22	375	390,240
Series A, 5.00%, 04/01/24 (Call 04/01/22)	515	535,930
Series A, 5.00%, 09/01/24	230	264,956
Series A, 5.00%, 04/01/25 (Call 04/01/22)	195	202,891
Series A, 5.00%, 09/01/25 (Call 09/01/24)	650	746,735
Series A, 5.25%, 06/01/22 (ETM) (NPFGC)	50	52,581
Series B, 5.00%, 10/01/21	1,000	1,016,178
Series B, 5.00%, 10/01/22	760	809,319
Series B, 5.00%, 10/01/24	1,020	1,178,586
Series B, 5.00%, 10/01/25	215	257,060
Series E, 5.00%, 09/01/21	2,565	2,596,036
Series F, 5.00%, 05/01/22	1,360	1,420,814

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/24	$1,345	$1,530,258
Series F, 5.00%, 05/01/25	320	377,251
California State University RB
Series A, 5.00%, 11/01/21	2,470	2,520,453
Series A, 5.00%, 11/01/22	865	925,242
Series A, 5.00%, 11/01/23	545	608,250
Series A, 5.00%, 11/01/24	1,950	2,262,846
Series A, 5.00%, 11/01/42 (PR 11/01/21)	50	51,014
Series B-2, VRDN,4.00%, 11/01/49 (Put 10/01/21)(b)(c)	2,150	2,155,451
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(b)(c)	9,400	10,064,839
Series E, 5.00%, 11/01/25	1,770	2,129,863
Series S1, 4.00%, 11/01/31 (PR 11/01/22)	120	126,646
Chabot-Las Positas Community College District GO, 5.00%, 08/01/25 (Call 08/01/23)	745	821,950
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	5,000	5,730,561
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/21	450	450,802
City of Long Beach CA Harbor Revenue RB, Series C, 4.00%, 07/15/21	425	426,988
City of Los Angeles CA RB, 4.00%, 06/24/21	8,600	8,621,585
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/25 (Call 06/01/22)	415	434,904
Series B, 5.00%, 06/01/23	590	646,603
Series B, 5.00%, 06/01/24 (Call 06/01/22)	260	272,604
Series B, 5.00%, 06/01/25	100	118,136
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,445,447
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	1,795	1,919,481
5.00%, 11/01/25	355	425,450
5.00%, 11/01/25 (Call 05/01/25)	1,500	1,767,723
Contra Costa Community College District GO, 5.00%, 08/01/38 (PR 08/01/23)	2,500	2,764,144
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	6,000	6,018,988
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	705	805,580
Series B, 5.00%, 06/01/21	1,300	1,300,000
Series B, 5.00%, 06/01/22	235	246,562
Series B, 5.00%, 06/01/25	135	159,956
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,555	2,575,722
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	15,858
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/33 (PR 08/01/24)	130	145,485
Series A, 5.00%, 08/01/21	1,525	1,537,335
Series A, 5.00%, 08/01/22	1,685	1,781,410
Series A, 5.00%, 08/01/23	255	281,749
Series A, 5.00%, 08/01/24	490	563,587
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	184,100
Series A, 5.00%, 08/01/31 (PR 08/01/24)	1,040	1,196,648
Series B-1, 5.00%, 08/01/21	6,170	6,219,595
Series C, 5.00%, 08/01/22	345	364,740
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/22	5,000	5,266,926
Series A, 5.00%, 07/01/21	3,080	3,092,245
Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/22	$410	$430,215
Series A, 5.00%, 06/01/23	4,140	4,542,430
Series A, 5.00%, 07/01/23	125	137,688
Series A, 5.00%, 06/01/24	1,920	2,194,541
Series A, 5.00%, 06/01/25	320	379,155
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/21	2,130	2,138,451
Series A, 5.00%, 07/01/22 (Call 07/01/21)	740	742,933
Series A, 5.00%, 07/01/23 (Call 01/01/23)	635	683,730
Series A, 5.00%, 07/01/24 (Call 01/01/23)	250	269,102
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,185	2,345,218
Series B, 5.00%, 01/01/24 (Call 12/01/23)	530	594,495
Series F, 5.00%, 07/01/25 (Call 01/01/23)	465	500,222
Series F1, 5.00%, 07/01/25 (Call 07/01/22	325	341,985
Series J, 5.00%, 07/01/21	130	130,516
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	8,525	10,114,921
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,279,032
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,990	3,063,219
Series B, 5.00%, 07/01/23	2,880	3,170,416
Series B, 5.00%, 07/01/24	1,400	1,603,368
Series B, 5.00%, 07/01/25 (Call 06/01/25)	190	225,040
Series C, 5.00%, 07/01/25 (Call 07/01/24)	40	45,811
Los Angeles Department of Water RB, Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,520	1,600,122
Los Angeles Unified School District/CA GO
Series 2008-A, 5.00%, 07/01/25 (Call 07/01/21)	1,200	1,204,734
Series A, 5.00%, 07/01/21	4,825	4,844,064
Series A, 5.00%, 07/01/22	5,040	5,306,798
Series A, 5.00%, 07/01/23	16,015	17,626,401
Series A, 5.00%, 07/01/24	28,040	32,113,162
Series A, 5.00%, 07/01/25	2,755	3,267,579
Series A-2, 5.00%, 07/01/21	3,160	3,172,485
Series B, 5.00%, 07/01/21	1,720	1,726,796
Series B, 5.00%, 07/01/23	415	456,757
Series B, 5.00%, 07/01/24	290	332,126
Series B-1, 5.00%, 07/01/22	140	147,411
Series B-1, 5.00%, 07/01/23	500	550,309
Series C, 5.00%, 07/01/21	590	592,331
Series C, 5.00%, 07/01/22	535	563,321
Series C, 5.00%, 07/01/24	1,135	1,299,873
Series C, 5.00%, 07/01/25	5,000	5,930,270
Series C, 5.00%, 07/01/25 (Call 07/01/24)	260	297,595
Series C, 5.00%, 07/01/26	2,700	3,305,020
Serise A, 5.00%, 07/01/22	310	326,410
Metropolitan Water District of Southern California RB
5.00%, 07/01/22	300	315,982
5.00%, 07/01/24	1,755	2,011,104
Series A, 2.25%, 07/01/24	585	619,169
Series A, 5.00%, 07/01/22	140	147,458
Series A, 5.00%, 07/01/24	1,045	1,197,495
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,100	1,158,558
Series BA, 4.00%, 08/01/23 (Call 07/01/23)	640	691,123
Series E-3, 5.00%, 07/01/21	1,175	1,179,671
Series K, 5.00%, 07/01/25	135	160,480
Orange County Sanitation District COP, Series A, 5.00%, 08/15/21 (Call 08/01/21)	210	211,688

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	$1,275	$1,313,388
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,635	4,004,562
Sacramento Municipal Utility District RB
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	2,820	3,067,027
Series F, 5.00%, 08/15/23	255	282,024
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,645	1,835,776
5.00%, 11/15/25 (Call 11/15/24)	175	202,704
San Diego Community College District GO
5.00%, 08/01/28 (PR 08/01/22)	515	544,470
5.00%, 08/01/43 (PR 08/01/23)	10,100	11,167,144
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	395	432,641
5.00%, 05/15/24	105	119,841
5.00%, 05/15/25	210	248,804
Series B, 5.00%, 08/01/21	40	40,324
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,035	1,033,467
Series A, 5.00%, 07/01/21	2,420	2,429,621
Series D-2, 5.00%, 07/01/22	15,615	16,446,856
Series K-2, 4.00%, 07/01/21	2,010	2,016,373
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,125	1,279,603
Series D, 5.00%, 05/01/25	225	265,255
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, VRDN,2.13%,10/01/48 (Put 10/01/23)(b)(c)	6,000	6,202,200
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,610	1,780,109
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,720	2,883,411
Southern California Public Power Authority RB, Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,120	5,749,806
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	3,995	4,175,280
State of California Department of Water Resources RB 5.00%, 12/01/25 (PR 06/01/23)	75	82,331
Series 3, 5.00%, 12/01/25	1,480	1,787,372
Series AS, 5.00%, 12/01/22	25	26,838
Series AS, 5.00%, 12/01/23	920	1,031,708
Series AS, 5.00%, 12/01/24	555	647,459
Series AX, 5.00%, 12/01/21	950	973,264
Series AX, 5.00%, 12/01/22	495	531,401
Series BB, 5.00%, 12/01/22	6,250	6,709,607
Series BB, 5.00%, 12/01/24	5,000	5,832,964
Series BB, 5.00%, 12/01/25	90	108,692
State of California GO
2.00%, 11/01/22	2,500	2,567,782
3.00%, 03/01/22	485	495,638
3.00%, 03/01/25	7,000	7,698,760
4.00%, 10/01/21	515	521,682
4.00%, 04/01/22	430	444,053
4.00%, 09/01/22	1,035	1,085,512
4.00%, 12/01/22	4,915	5,202,908
4.00%, 05/01/23	2,450	2,630,620
4.00%, 10/01/23	225	244,976
4.00%, 10/01/24	1,490	1,674,440
Security	Par (000)	Value

California (continued)
4.00%, 11/01/24	$220	$247,825
4.00%, 04/01/25	3,890	4,433,169
5.00%, 08/01/21	2,505	2,525,220
5.00%, 09/01/21	16,185	16,382,067
5.00%, 10/01/21	5,890	5,985,889
5.00%, 11/01/21	2,975	3,035,643
5.00%, 02/01/22	8,040	8,303,400
5.00%, 03/01/22	1,135	1,176,850
5.00%, 04/01/22	3,355	3,492,499
5.00%, 05/01/22	2,520	2,633,399
5.00%, 08/01/22	7,145	7,553,814
5.00%, 09/01/22	2,625	2,785,825
5.00%, 10/01/22	3,420	3,643,362
5.00%, 11/01/22	4,095	4,379,589
5.00%, 12/01/22	775	831,991
5.00%, 02/01/23	455	491,808
5.00%, 02/01/23 (Call 02/01/22)	1,520	1,569,092
5.00%, 03/01/23	620	672,740
5.00%, 04/01/23	6,375	6,942,697
5.00%, 08/01/23	9,465	10,453,502
5.00%, 09/01/23	5,930	6,571,867
5.00%, 09/01/23 (Call 09/01/22)	2,380	2,525,195
5.00%, 10/01/23	2,950	3,280,480
5.00%, 11/01/23	3,000	3,347,393
5.00%, 12/01/23	4,500	5,037,982
5.00%, 02/01/24 (Call 02/01/22)	120	123,940
5.00%, 02/01/24 (Call 02/01/23)	125	135,068
5.00%, 03/01/24	4,540	5,137,407
5.00%, 04/01/24	16,230	18,425,904
5.00%, 08/01/24	1,990	2,288,171
5.00%, 09/01/24	175	201,843
5.00%, 09/01/24 (Call 09/01/22)	2,525	2,679,041
5.00%, 10/01/24	1,965	2,273,350
5.00%, 11/01/24	4,275	4,960,856
5.00%, 11/01/24 (Call 11/01/23)	1,450	1,616,040
5.00%, 12/01/24 (Call 12/01/23)	3,780	4,226,864
5.00%, 02/01/25 (Call 02/01/22)	15	15,491
5.00%, 02/01/25 (Call 02/01/23)	240	259,289
5.00%, 03/01/25	4,970	5,836,081
5.00%, 04/01/25	21,040	24,778,084
5.00%, 05/01/25 (Call 05/01/24)	180	204,511
5.00%, 08/01/25	880	1,048,299
5.00%, 09/01/25	130	155,303
5.00%, 09/01/25 (Call 09/01/22)	2,205	2,338,946
5.00%, 09/01/25 (Call 09/01/23)	320	354,178
5.00%, 10/01/25.	10,095	12,093,908
5.00%, 10/01/25 (Call 10/01/24).	160	184,588
5.00%, 11/01/25	2,685	3,225,664
5.00%, 11/01/25 (Call 11/01/23)	825	919,259
5.00%, 12/01/25 (Call 12/01/23)	400	447,181
5.00%, 03/01/26 (Call 03/01/25)	860	1,008,459
5.25%, 09/01/22	1,270	1,351,766
5.25%, 10/01/22	1,540	1,645,697
5.25%, 02/01/23	1,830	1,985,641
5.25%, 09/01/23 (Call 09/01/21)	515	521,619
5.25%, 09/01/24 (Call 09/01/21)	835	845,732
5.50%, 02/01/25	1,025	1,218,766
VRDN,4.00%, 12/01/30 (Call 06/01/21)(b)(c)	2,430	2,430,000
Series A, 5.00%, 10/01/21	515	523,384
Series A, 5.00%, 09/01/22	345	366,137

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/22	$125	$133,164
Series A, 5.00%, 08/01/23	1,180	1,303,236
Series A, 5.00%, 10/01/23	240	266,887
Series A, 5.00%, 10/01/24	660	763,568
Series B, 5.00%, 08/01/21	5,250	5,292,376
Series B, 5.00%, 09/01/21	5,075	5,136,792
Series B, 5.00%, 08/01/22	5,920	6,258,723
Series B, 5.00%, 09/01/22	3,630	3,852,398
Series B, 5.00%, 09/01/23	445	493,167
Series B, 5.00%, 08/01/24	2,690	3,093,057
Series B, 5.00%, 09/01/24	5,195	5,991,853
Series B, 5.00%, 08/01/25	635	756,443
Series B, 5.00%, 09/01/25	410	489,802
Series B, 5.00%, 11/01/25	8,105	9,737,059
University of California RB
Series A, 5.00%, 05/15/25	1,220	1,445,435
Series AF, 5.00%, 05/15/22	250	261,753
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	13,520	14,786,947
Series AO, 5.00%, 05/15/23	725	793,788
Series AO, 5.00%, 05/15/24	365	416,474
Series AY, 5.00%, 05/15/24	590	673,204
Series I, 5.00%, 05/15/23	265	289,979
		654,778,363
Colorado — 0.6%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,045	2,219,504
Board of Water Commissioners City & County of Denver (The) RB, Series C, 5.00%, 09/15/21	1,280	1,298,037
City & County of Denver CO Airport System Revenue RB, Series D, VRDN,5.00%, 11/15/31 (Put 11/15/22)(b)(c)	2,000	2,136,765
City & County of Denver Co. Airport System Revenue RB Series 2010-A, 5.00%, 11/15/25 (Call 11/15/22)	1,225	1,309,092
Series A, 5.00%, 11/15/23	1,415	1,579,842
City & County of Denver Co. GO, Series C, 5.00%, 08/01/22	1,075	1,136,508
Denver City & County School District No. 1 GO 5.00%, 12/01/22 (SAW)	3,510	3,768,115
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	990	1,062,558
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	550	590,310
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,600	1,593,155
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,270	5,667,458
State of Colorado RB, 4.00%, 06/25/21	5,000	5,013,027
University of Colorado RB
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	440,551
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)(c)	2,500	2,628,605
		30,443,527
Connecticut — 2.6%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)(c)	7,300	7,411,404
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,725	1,817,229
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,050	1,106,139
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,855	4,168,955
Series CC, VRDN,0.25%, 07/01/49 (Put 02/09/24)(b)(c)	4,000	3,989,443
State of Connecticut GO
Series A, 5.00%, 10/15/21	1,930	1,965,190
Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 03/15/22	$5,480	$5,691,239
Series A, 5.00%, 04/15/22	650	677,710
Series A, 5.00%, 01/15/23	1,405	1,515,669
Series A, 5.00%, 03/15/23	315	342,322
Series A, 5.00%, 04/15/23	1,650	1,799,670
Series A, 5.00%, 10/15/23	950	1,057,376
Series A, 5.00%, 03/15/24	5	5,659
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,000	5,559,503
Series A, 5.00%, 01/15/25	20	23,333
Series A, 5.00%, 04/15/25	460	541,280
Series B, 3.00%, 04/15/22	555	569,016
Series B, 4.00%, 06/15/24	35	38,926
Series B, 5.00%, 01/15/22	1,630	1,679,515
Series B, 5.00%, 02/15/22	5,050	5,224,035
Series B, 5.00%, 05/15/22 (Call 07/07/21)	2,500	2,511,854
Series B, 5.00%, 04/15/23	5,090	5,551,709
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,050	1,094,326
Series B, 5.00%, 05/15/23	350	383,136
Series B, 5.00%, 01/15/24	2,625	2,951,698
Series B, 5.00%, 05/15/24	3,065	3,491,385
Series B, 5.00%, 04/15/25	50	58,835
Series B, 5.00%, 05/15/25	2,110	2,489,849
Series C, 5.00%, 06/01/22	810	849,518
Series C, 5.00%, 06/15/22	560	588,376
Series C, 5.00%, 07/15/22	2,500	2,636,082
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,210	2,316,417
Series C, 5.00%, 06/15/23	525	576,522
Series C, 5.00%, 06/01/24 (Call 06/01/22)	50	52,384
Series D, 4.00%, 01/15/26	2,250	2,602,982
Series D, 5.00%, 10/01/22 (Call 10/01/21)	1,000	1,004,741
Series D, 5.00%, 04/15/24	550	624,510
Series E, 5.00%, 09/15/21	1,050	1,064,826
Series E, 5.00%, 10/15/21	5,250	5,345,724
Series E, 5.00%, 10/15/22	3,145	3,354,977
Series E, 5.00%, 10/15/23	1,765	1,964,493
Series E, 5.00%, 08/15/24 (Call 08/15/23)	25	27,614
Series E, 5.00%, 10/15/24	175	202,428
Series F, 5.00%, 09/15/21	1,090	1,105,391
Series G, 5.00%, 11/01/21	1,960	2,000,036
Series S-1, 5.00%, 04/15/24	690	783,476
State of Connecticut Special Tax Revenue RB 5.00%, 01/01/24 (Call 01/01/23).	320	344,132
5.00%, 01/01/26.	175	210,255
Series A, 4.00%, 05/01/23	1,215	1,304,573
Series A, 4.00%, 05/01/24	1,470	1,627,106
Series A, 5.00%, 08/01/21	8,145	8,210,881
Series A, 5.00%, 09/01/21	2,650	2,682,333
Series A, 5.00%, 01/01/22	880	905,107
Series A, 5.00%, 08/01/22	1,920	2,029,623
Series A, 5.00%, 09/01/22	430	456,289
Series A, 5.00%, 10/01/22	40	42,607
Series A, 5.00%, 08/01/23	240	264,844
Series A, 5.00%, 09/01/23	770	852,609
Series A, 5.00%, 10/01/23	1,840	2,044,303
Series A, 5.00%, 01/01/24	85	95,315
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,380	1,484,071
Series A, 5.00%, 08/01/24	80	91,713
Series A, 5.00%, 09/01/24	1,925	2,213,509
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	659,885
Series A, 5.00%, 05/01/25	875	1,028,931

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 08/01/25	$60	$71,146
Series A, 5.00%, 09/01/25	1,380	1,640,886
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,743,020
Series B, 5.00%, 10/01/21	175	177,855
Series B, 5.00%, 10/01/22	1,025	1,091,801
Series B, 5.00%, 10/01/25	390	464,998
Series S-3, 5.00%, 10/01/25 (Call 10/01/23)	25	27,720
		122,582,414
Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,585	5,881,902
State of Delaware GO
Series A, 5.00%, 08/01/22	1,475	1,559,395
Series A, 5.00%, 01/01/26	2,630	3,174,419
Series B, 5.00%, 07/01/23	685	754,226
		11,369,942
District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/21	750	750,000
Series A, 5.00%, 06/01/22	2,815	2,952,921
Series A, 5.00%, 06/01/23	580	636,502
Series A, 5.00%, 06/01/24 (Call 06/01/23)	385	422,098
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	54,744
Series B, 5.00%, 06/01/22	2,215	2,323,524
Series B, 5.00%, 06/01/23	2,560	2,809,387
Series B, 5.00%, 06/01/24	300	342,800
District of Columbia RB
Series A, 5.00%, 10/01/23	140	155,753
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,200	3,432,307
Series A, 5.00%, 12/01/24 (Call 12/01/22)	535	573,671
Series A, 5.00%, 10/01/25	25	29,914
Series A, 5.00%, 05/01/26	700	852,479
Series B, 5.00%, 10/01/21	3,500	3,557,217
Series B, 5.00%, 10/01/22	1,215	1,294,690
Series B, 5.00%, 10/01/23	2,090	2,325,176
Series B, 5.00%, 10/01/24	1,500	1,733,756
Series C, 5.00%, 10/01/21	1,820	1,849,753
Series C, 5.00%, 10/01/24	11,060	12,783,564
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/23)	2,970	3,305,726
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,101,819
Series A, 5.00%, 07/15/26	500	611,545
		43,899,346
Florida — 2.1%
Central Florida Expressway Authority RB, 5.00%, 07/01/26 (AGM)	3,050	3,718,034
City of Cape Coral FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	9,080	9,227,920
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/42 (PR 07/01/22)	5,065	5,332,962
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,030	2,162,298
5.00%, 10/01/23	1,110	1,232,147
5.00%, 10/01/24	1,925	2,218,742
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,910	1,939,996
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	11,271,344
Security	Par (000)	Value

Florida (continued)
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	$5	$5,559
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 2.88%, 07/01/25 (Call 07/01/22)	300	308,002
Series A, 5.00%, 07/01/21	1,695	1,701,711
Series A, 5.00%, 07/01/23	1,250	1,375,497
State of Florida GO
Series A, 5.00%, 06/01/21	3,500	3,500,000
Series A, 5.00%, 06/01/22	7,245	7,599,968
Series A, 5.00%, 06/01/23	19,165	21,022,944
Series A, 5.00%, 06/01/25 (Call 06/01/22)	145	152,089
Series B, 5.00%, 06/01/24	5,000	5,702,025
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,450	1,520,893
Series B, 5.00%, 06/01/25	1,000	1,181,359
Series C, 5.00%, 06/01/22	5,000	5,244,974
Series D, 5.00%, 06/01/22	1,370	1,437,123
Series D, 5.00%, 06/01/24 (PR 06/01/21)	1,515	1,515,000
Series D, 5.00%, 06/01/25 (PR 06/01/21)	6,400	6,400,000
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	2,560	2,570,136
Series A, 5.00%, 07/01/22 (Call 07/01/21)	400	401,588
Series A, 5.00%, 07/01/24	1,690	1,936,056
		100,678,367
Georgia — 2.9%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,210	2,472,107
Series F, 5.00%, 07/01/21	1,000	1,003,943
Series F, 5.00%, 07/01/23	740	813,804
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,000	2,367,644
Georgia State Road & Tollway Authority RB 5.00%, 06/01/25.	4,375	5,158,907
Series B, 5.00%, 06/01/21	1,025	1,025,000
Gwinnett County School District GO
5.00%, 08/01/21 (SAW)	7,000	7,056,384
5.00%, 02/01/22	2,285	2,359,547
5.00%, 08/01/22 (SAW)	2,275	2,404,892
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.75%, 07/01/21	7,120	7,140,848
Series A, 4.00%, 07/01/25	1,640	1,876,664
Municipal Electric Authority of Georgia RB, Series A-R, 5.00%, 01/01/23	1,000	1,072,934
State of Georgia GO
Series A, 5.00%, 07/01/21	10,000	10,039,757
Series A, 5.00%, 07/01/22	7,615	8,019,818
Series A, 5.00%, 07/01/23	5,140	5,661,717
Series A, 5.00%, 08/01/24	205	235,646
Series A, 5.00%, 07/01/25	4,795	5,691,417
Series A, 5.00%, 08/01/25	10,075	11,992,621
Series A, 5.00%, 08/01/26	13,115	16,124,187
Series A1, 5.00%, 02/01/25	100	117,004
Series A-1, 5.00%, 02/01/22	290	299,481
Series A-1, 5.00%, 02/01/23	4,155	4,493,305
Series A-1, 5.00%, 02/01/24	5,445	6,139,637
Series A-1, 5.00%, 02/01/25	210	245,708
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	342,855
Series C, 4.00%, 09/01/21	130	131,265
Series C, 4.00%, 09/01/22	285	298,909
Series C, 4.00%, 10/01/22	1,065	1,120,397

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series C, 4.00%, 10/01/23 (Call 10/01/22)	$480	$504,637
Series C, 5.00%, 07/01/21	3,735	3,749,849
Series C, 5.00%, 07/01/25 (PR 07/01/21)	3,725	3,739,788
Series C-1, 5.00%, 07/01/24	1,530	1,753,270
Series E, 5.00%, 12/01/22	3,430	3,681,694
Series E, 5.00%, 12/01/23	585	655,562
Series E, 5.00%, 12/01/24	25	29,089
Series E, 5.00%, 12/01/25	6,255	7,529,209
Series F, 5.00%, 01/01/23	3,345	3,603,916
Series F, 5.00%, 01/01/25	6,900	8,049,627
Series I, 5.00%, 07/01/21	1,000	1,003,976
		140,007,015
Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,324,248
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,004,171
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,550	5,333,591
State of Hawaii GO
Series A, 5.00%, 08/01/25 (Call 08/01/23)	210	231,642
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,270,070
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	266,326
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,047,958
Series EF, 5.00%, 11/01/21	545	556,086
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,250	1,336,131
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,000	3,206,714
Series EH, 5.00%, 08/01/21 (ETM)	675	680,395
Series EH-2017, 5.00%, 08/01/21	315	317,537
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,080
Series EO, 5.00%, 08/01/24	80	91,795
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,921,621
Series EP, 5.00%, 08/01/22	3,315	3,504,272
Series EY, 5.00%, 10/01/23	2,010	2,234,176
Series EY, 5.00%, 10/01/24	3,595	4,150,048
Series FB, 5.00%, 04/01/23	9,360	10,195,322
Series FH, 5.00%, 10/01/22	4,895	5,214,015
Series FH, 5.00%, 10/01/23	565	628,015
Series FH, 5.00%, 10/01/24	1,040	1,200,570
Series FT, 5.00%, 01/01/24	1,905	2,137,754
Series FT, 5.00%, 01/01/26	4,335	5,219,232
Series GA, 5.00%, 10/01/21	2,050	2,083,305
		68,165,074
Illinois — 2.9%
Chicago O’Hare International Airport RB, Series B, 5.00%, 01/01/23	610	655,699
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,815,741
Illinois State Toll Highway Authority RB 5.00%, 01/01/25	5,420	6,287,252
Series A, 5.00%, 12/01/21	4,855	4,971,171
Series A, 5.00%, 12/01/22	1,265	1,355,843
Series B, 5.00%, 01/01/25	3,000	3,480,029
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	593,236
State of Illinois GO
5.00%, 07/01/21	1,000	1,003,838
5.00%, 02/01/22	3,675	3,789,204
5.00%, 02/01/23	8,150	8,768,221
5.00%, 08/01/23	325	356,779
Security	Par (000)	Value

Illinois (continued)
5.00%, 02/01/24	$1,120	$1,253,055
5.00%, 08/01/24 (Call 08/01/22)	1,450	1,528,588
5.00%, 02/01/25	2,000	2,315,313
5.00%, 02/01/26	5,000	5,941,672
5.13%, 05/01/22	1,000	1,043,621
5.50%, 05/01/24	2,745	3,138,954
5.50%, 05/01/25	2,850	3,380,137
Series A, 5.00%, 10/01/21	1,955	1,985,591
Series A, 5.00%, 12/01/21	1,000	1,023,385
Series A, 5.00%, 12/01/22	1,500	1,602,780
Series A, 5.00%, 03/01/23	1,000	1,079,548
Series A, 5.00%, 10/01/23	9,550	10,551,379
Series A, 5.00%, 12/01/23	1,400	1,556,616
Series A, 5.00%, 03/01/24	1,120	1,256,910
Series A, 5.00%, 11/01/24	6,045	6,940,211
Series A, 5.00%, 03/01/25	1,475	1,712,128
Series A, 5.00%, 03/01/26	930	1,106,848
Series A, 5.25%, 05/01/23	1,000	1,091,728
Series B, 5.00%, 10/01/21	1,800	1,828,166
Series B, 5.00%, 03/01/22	1,500	1,552,343
Series B, 5.00%, 10/01/22	1,600	1,697,784
Series B, 5.00%, 03/01/23	1,250	1,349,438
Series B, 5.00%, 03/01/25	2,000	2,321,529
Series B, 5.00%, 03/01/26	1,000	1,190,159
Series C, 4.00%, 03/01/22	2,965	3,046,357
Series C, 4.00%, 03/01/24	1,090	1,193,548
Series D, 5.00%, 11/01/21	7,400	7,544,359
Series D, 5.00%, 11/01/22	12,600	13,416,319
Series D, 5.00%, 11/01/23	4,725	5,237,049
Series D, 5.00%, 11/01/24	1,805	2,072,305
Series D, 5.00%, 11/01/26	10,000	12,073,461
		139,108,294
Indiana — 0.3%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	3,500	4,230,571
Series B, 5.00%, 02/01/23	3,560	3,847,990
Series B, 5.00%, 02/01/24	4,000	4,510,293
Series B, 5.00%, 02/01/25	2,065	2,413,657
Series C, 5.00%, 12/01/21	350	358,553
Series C, 5.00%, 12/01/23	405	453,310
Series C, 5.00%, 12/01/24	90	104,582
Series C, 5.00%, 12/01/25	190	228,423
		16,147,379
Kansas — 0.2%
State of Kansas Department of Transportation RB 5.00%, 09/01/25	350	416,329
Series A, 5.00%, 09/01/22	2,930	3,109,512
Series A, 5.00%, 09/01/23	1,265	1,400,412
Series A, 5.00%, 09/01/24	130	149,575
Series A-1, 5.00%, 09/01/25 (Call 09/01/24)	285	327,790
Series B, 5.00%, 09/01/21	1,250	1,265,220
Series B, 5.00%, 09/01/22	3,690	3,916,074
		10,584,912
Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,075	3,596,306
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,820	6,079,696

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana GO
Series B, 5.00%, 08/01/25	$4,040	$4,796,048
Series C, 5.00%, 07/15/21	110	110,642
Series C, 5.00%, 07/15/22	6,950	7,329,386
Series C, 5.00%, 08/01/23	85	93,838
Series C, 5.00%, 07/15/24 (PR 07/15/22)	650	685,625
Series C, 5.00%, 08/01/25 (Call 08/01/24)	510	583,900
State of Louisiana RB
5.00%, 09/01/22	2,425	2,573,256
5.00%, 09/01/23	1,470	1,628,410
5.00%, 09/01/26	950	1,163,177
		28,640,284
Maryland — 4.2%
County of Baltimore MD GO, 5.00%, 08/01/22	1,500	1,586,189
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,413,758
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,962,949
Series A, 5.00%, 07/01/21	2,190	2,198,689
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,300	1,305,153
Series A, 5.00%, 11/01/23	3,000	3,348,939
Series A, 5.00%, 11/01/24	3,750	4,347,457
Series A-1, 5.00%, 11/01/25 (PR 11/01/24)	220	255,419
Series B, 5.00%, 11/01/21	600	612,230
Series B, 5.00%, 11/01/23	1,925	2,148,903
Series B, 5.00%, 11/01/24	1,000	1,159,322
Series C, 5.00%, 10/01/21	500	508,140
Series C, 5.00%, 10/01/22	5,170	5,507,656
Series C, 5.00%, 10/01/25	405	484,615
Maryland State Transportation Authority RB, 5.00%, 07/01/21	430	431,713
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,038,818
4.00%, 09/01/23	2,000	2,171,172
5.00%, 09/01/21	880	890,715
5.00%, 10/01/21	2,075	2,108,781
5.00%, 09/01/22	2,030	2,154,107
5.00%, 10/01/22	5,150	5,485,634
5.00%, 02/15/23	2,275	2,463,668
5.00%, 10/01/23	3,940	4,381,387
5.00%, 10/01/24	1,650	1,907,132
5.00%, 11/01/24	1,775	2,057,796
5.00%, 09/01/25	4,080	4,864,604
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,100	1,217,519
First Series, 5.00%, 06/01/21	1,855	1,855,000
First Series, 5.00%, 06/01/22	1,605	1,683,637
First Series, 5.00%, 06/01/23	730	800,960
First Series, 5.00%, 06/01/24	680	776,134
First Series, 5.00%, 03/15/26	2,000	2,425,856
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,040	4,188,445
First Series B, 4.50%, 08/01/21	1,235	1,243,936
Second Series, 5.00%, 08/01/25	2,870	3,411,019
Second Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,643,165
Series A, 5.00%, 03/01/22	1,920	1,990,499
Series A, 5.00%, 03/15/22	2,550	2,648,502
Series A, 5.00%, 03/01/23	5,460	5,925,455
Series A, 5.00%, 03/15/23	7,225	7,854,387
Series A, 5.00%, 08/01/23	10,000	11,048,976
Series A, 5.00%, 03/15/24	1,510	1,709,500
Series A, 5.00%, 08/01/24	8,300	9,532,267
Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/15/25	$12,025	$14,109,726
Series A, 5.00%, 08/01/25	6,990	8,307,673
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	48,840
Series B, 4.00%, 08/01/23	4,215	4,563,239
Series B, 5.00%, 08/01/21	3,055	3,079,607
Series B, 5.00%, 08/01/22	3,385	3,578,268
Series B, 5.00%, 08/01/24	13,070	15,010,449
Series B, 5.00%, 08/01/25	6,085	7,232,073
Series C, 5.00%, 08/01/22	3,670	3,879,540
Series C, 5.00%, 08/01/23	6,390	7,060,296
Series C, 5.00%, 08/01/24	1,580	1,814,576
		200,434,490
Massachusetts — 5.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,040	3,333,282
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/26	685	825,759
Commonwealth of Massachusetts GOL
5.00%, 04/01/23	125	136,131
Series A, 3.00%, 10/01/25 (PR 10/01/21)	70	70,673
Series A, 4.00%, 12/01/32 (PR 12/01/21)	1,615	1,646,547
Series A, 5.00%, 03/01/22	1,345	1,394,593
Series A, 5.00%, 03/01/23	3,550	3,851,977
Series A, 5.00%, 07/01/23	105	115,519
Series A, 5.00%, 01/01/24	7,390	8,296,995
Series A, 5.00%, 07/01/24	350	400,609
Series A, 5.00%, 03/01/25	8,885	10,415,154
Series A, 5.00%, 07/01/25	1,010	1,197,463
Series A, 5.25%, 08/01/21	1,010	1,018,600
Series A, VRDN,5.00%, 06/01/44 (Put 06/01/23)(b)(c)	455	498,257
Series A-2, 5.00%, 11/01/24 (PR 11/01/22)	500	534,607
Series B, 5.00%, 08/01/21	1,000	1,008,105
Series B, 5.00%, 07/01/22	4,545	4,786,615
Series B, 5.00%, 08/01/22	765	808,771
Series B, 5.00%, 07/01/23	2,455	2,700,934
Series B, 5.00%, 08/01/23	300	331,193
Series B, 5.00%, 07/01/24	6,120	7,004,938
Series B, 5.00%, 07/01/25	2,830	3,355,269
Series B, 5.00%, 09/01/25	50	59,615
Series B, 5.25%, 08/01/21	2,190	2,208,648
Series B, 5.25%, 08/01/21 (AGM)	1,135	1,144,664
Series B, 5.25%, 09/01/21 (AGM)	255	258,275
Series B, 5.25%, 08/01/22	1,610	1,706,800
Series B, 5.25%, 09/01/22 (AGM)	8,775	9,341,101
Series B, 5.25%, 08/01/23	450	499,218
Series B, 5.25%, 09/01/23 (AGM)	305	339,576
Series B, 5.25%, 09/01/24 (AGM)	9,375	10,872,205
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,335,126
Series C, 5.00%, 10/01/21	2,040	2,073,349
Series C, 5.00%, 04/01/22	2,315	2,409,876
Series C, 5.00%, 07/01/22	645	679,289
Series C, 5.00%, 08/01/22	55	58,147
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,485	1,562,827
Series C, 5.00%, 07/01/24 (PR 07/01/22)	175	184,258
Series C, 5.00%, 08/01/24	720	826,649
Series C, 5.00%, 10/01/24	180	207,921
Series C, 5.00%, 08/01/25	1,925	2,288,757
Series C, 5.00%, 10/01/25	4,720	5,643,365
Series C, 5.00%, 07/01/27 (PR 07/01/22)	30	31,587

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.50%, 12/01/22 (AMBAC)	$105	$113,507
Series C, 5.50%, 12/01/23 (AMBAC)	290	328,124
Series D, 5.00%, 07/01/23	355	390,563
Series D, 5.00%, 04/01/25	1,955	2,298,247
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,525	3,582,425
Series D, 5.00%, 08/01/33 (PR 08/01/21)	315	317,544
Series D-2-R, VRDN,1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,524,379
Series E, 5.00%, 11/01/23	4,475	4,990,889
Series E, 5.00%, 11/01/24	635	735,699
Series E, 5.00%, 11/01/25 (AMBAC)	420	503,553
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,875	3,050,545
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,555	12,354,761
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	6,105,209
Series H, 5.00%, 12/01/23	10,000	11,190,180
Series H, 5.00%, 12/01/24	2,050	2,382,154
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/25	3,950	4,668,094
Series A, 5.00%, 06/01/43 (PR 06/01/21)	2,500	2,500,000
Massachusetts Bay Transportation Authority RB 5.00%, 07/01/22.	3,600	3,790,570
Series A, 5.00%, 07/01/23	4,490	4,940,785
Series A, 5.00%, 07/01/24	4,700	5,379,609
Series A, 5.25%, 07/01/21	515	517,138
Series A-1, 5.00%, 07/01/24	1,250	1,430,747
Series B, 5.25%, 07/01/21	2,500	2,510,380
Series C, 5.25%, 07/01/21	2,020	2,028,387
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	10,350	10,942,193
5.00%, 08/01/25	3,460	4,118,558
Series 2014, 5.00%, 08/01/21	4,200	4,233,972
Series 2017, 5.00%, 08/01/21	20	20,161
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,170	1,176,926
Series A, 5.00%, 07/15/22	295	311,344
Series A, 5.00%, 10/15/25	6,150	7,377,356
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	1,420	1,503,315
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	10,005	10,104,712
Series A, 5.00%, 08/15/21 (ETM)	1,175	1,186,620
Series A, 5.00%, 08/15/22	1,735	1,836,898
Series A, 5.00%, 08/15/22 (ETM)	110	116,408
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,510	2,655,842
Series A, 5.00%, 08/15/24 (Call 08/15/22)	4,980	5,267,490
Series A, 5.00%, 08/15/24 (PR 08/15/22)	915	968,306
Series A, 5.00%, 08/15/25 (PR 08/15/22)	420	444,731
Series A, 5.00%, 08/15/26 (PR 08/15/22)	145	153,538
Series A, 5.00%, 08/15/30 (PR 08/15/22)	4,290	4,542,615
Series A, 5.00%, 05/15/38 (PR 05/15/23)	4,365	4,780,351
Series B, 5.00%, 10/15/23 (PR 10/15/21)	550	560,014
Series B, 5.00%, 08/15/30 (PR 08/15/22)	11,320	11,986,573
Series B, 5.00%, 10/15/41 (PR 10/15/21)	4,055	4,128,830
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,280	2,323,618
Series C, 5.00%, 08/15/24	670	770,801
Series C, 5.00%, 08/15/25	115	137,016
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,764,976
Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Water Resources Authority RB
Series C, 5.00%, 08/01/24 (PR 08/01/21)	$1,100	$1,108,885
Series C, 5.25%, 08/01/42 (PR 08/01/21)	1,530	1,542,984
Series EH, 5.00%, 08/01/23	105	115,966
Series J, 5.50%, 08/01/21 (AGM)	2,230	2,249,789
University of Massachusetts Building Authority RB
First Series, 5.00%, 11/01/22	3,600	3,850,720
First Series, 5.00%, 11/01/23	1,515	1,691,605
		271,069,846
Michigan — 1.3%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	22,115	23,344,678
Michigan Finance Authority RB
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	12,160	12,803,320
Series C-3, 5.00%, 07/01/21 (AGM)	1,500	1,505,827
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,833,199
Michigan State Building Authority RB, Series I, 5.00%, 04/15/22	305	318,058
State of Michigan GO
Series A, 5.00%, 12/01/21	500	512,066
Series A, 5.00%, 12/01/22	1,030	1,104,451
State of Michigan RB
5.00%, 03/15/22	1,505	1,561,548
5.00%, 03/15/24	2,200	2,487,372
5.00%, 03/15/25	710	832,211
5.00%, 03/15/26	315	381,573
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	1,585	1,697,898
Series A, 5.00%, 11/15/21	3,295	3,368,476
University of Michigan RB
5.00%, 04/01/26	1,240	1,506,818
Series A, 5.00%, 04/01/23	340	370,343
Series A, 5.00%, 04/01/25	3,235	3,808,394
Series AF, VRDN,0.03%, 04/01/28 (Put 06/04/21)(b)(c)	4,500	4,500,000
Series C, VRDN,4.00%, 04/01/49 (Put 01/01/24)(b)(c)	1,000	1,082,442
		63,018,674
Minnesota — 1.6%
Metropolitan Council GO
Series B, 5.00%, 12/01/22	10,000	10,735,371
Series B, 5.00%, 12/01/23	4,490	5,029,184
Series B, 5.00%, 12/01/24	3,500	4,067,092
Series B, 5.00%, 12/01/25	2,500	3,004,324
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,417,325
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	1,290	1,337,366
Series A, 5.00%, 03/01/23	3,665	3,976,759
State of Minnesota GO
5.00%, 08/01/22	25	26,430
Series A, 3.00%, 08/01/24	3,500	3,803,938
Series A, 5.00%, 08/01/25	3,555	4,234,890
Series B, 5.00%, 08/01/24 (Call 08/01/22)	500	528,427
Series D, 5.00%, 08/01/21	2,155	2,172,394
Series D, 5.00%, 08/01/22	3,025	3,198,080
Series D, 5.00%, 08/01/23	4,685	5,177,524
Series D, 5.00%, 08/01/24	9,325	10,722,211
Series D, 5.00%, 10/01/24	1,530	1,770,090
Series D, 5.00%, 08/01/25	50	59,562
Series F, 5.00%, 10/01/21	2,095	2,129,107

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series F, 5.00%, 10/01/22	$385	$410,145
Series F, 5.00%, 10/01/23	8,625	9,597,666
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,360	2,417,672
		77,815,557
Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	6,595	6,702,437
Series C, 5.00%, 10/01/24	300	346,319
Series F, 4.00%, 11/01/22	5,185	5,471,326
Series F, 5.00%, 11/01/21	1,335	1,362,156
		13,882,238
Missouri — 1.0%
Missouri Highway & Transportation Commission RB
First Series, 5.00%, 05/01/26 (Call 05/01/24)	1,295	1,470,389
Series A, 5.00%, 05/01/22	4,805	5,020,769
Series A, 5.00%, 05/01/23	350	382,632
Series A, 5.00%, 05/01/24	3,160	3,591,292
Series B, 5.00%, 11/01/21	6,625	6,759,763
Series B, 5.00%, 05/01/22	6,095	6,368,696
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,325,858
Series B, 5.00%, 10/01/24	15,000	17,326,735
		46,246,134
Nebraska — 0.1%
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,400	3,907,460

Nevada — 0.5%
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	328,666
Series A, 5.00%, 06/15/22	1,905	1,999,687
Series A, 5.00%, 06/15/23	690	755,932
Series B, 5.00%, 06/15/23	355	388,921
Series C, 5.00%, 06/15/22	500	524,852
Series D, 5.00%, 06/15/23	1,540	1,687,151
Series D, 5.00%, 06/15/24	150	170,817
County of Clark Department of Aviation RB
5.00%, 07/01/23	420	461,519
5.00%, 07/01/24	1,575	1,799,603
Series A, 5.00%, 07/01/23	4,505	4,950,339
County of Clark NV GOL, Series A, 5.00%, 11/01/21	2,805	2,861,939
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,807,616
County of Clark NV RB, 5.00%, 07/01/23	1,390	1,528,633
State of Nevada GOL
Series B, 5.00%, 11/01/25 (Call 05/01/25)	5	5,871
Series D, 5.00%, 04/01/24	1,235	1,400,214
Series D, 5.00%, 04/01/25	35	41,043
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,550	2,967,043
5.00%, 12/01/25	165	198,204
		23,878,050
New Hampshire — 0.1%
State of New Hampshire GO, Series A, 5.00%, 12/01/25	2,810	3,379,642

New Jersey — 4.4%
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,680	2,892,839
New Jersey Economic Development Authority RB 5.00%, 11/01/25	680	808,825
Security	Par (000)	Value

New Jersey (continued)
First Series, 5.50%, 09/01/25 (AGM)	$3,265	$3,948,626
Series B, 5.00%, 11/01/21 (SAP)	1,920	1,957,754
Series B, 5.00%, 11/01/23 (SAP)	245	272,865
Series BBB, 5.00%, 06/15/22	2,500	2,622,921
Series GG, 5.00%, 09/01/21 (Call 06/23/21) (SAP)	1,065	1,067,951
Series II, 5.00%, 03/01/22	400	414,225
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	486,493
Series II, 5.00%, 03/01/27 (PR 03/01/22)	620	642,781
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,791,793
Series NN, 5.00%, 03/01/22	4,515	4,675,563
Series NN, 5.00%, 03/01/23	2,105	2,277,481
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,105	1,195,804
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	155	167,651
Series XX, 5.00%, 06/15/21 (SAP)	4,640	4,647,965
Series XX, 5.00%, 06/15/23 (SAP)	1,545	1,694,291
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,172,537
New Jersey Transportation Trust Fund Authority RB
0.00%, 12/15/26(a)	440	408,251
5.00%, 12/15/24	4,510	5,229,723
5.00%, 12/15/25	2,020	2,411,875
5.25%, 12/15/21 (NPFGC)	695	713,631
Series A, 0.00%, 12/15/23(a)	2,495	2,454,109
Series A, 5.00%, 06/15/21	1,000	1,001,757
Series A, 5.00%, 06/15/22	1,835	1,925,617
Series A, 5.00%, 06/15/23	5,295	5,796,020
Series A, 5.00%, 12/15/23	1,000	1,119,225
Series A, 5.00%, 06/15/24	2,950	3,350,750
Series A, 5.00%, 06/15/25	1,100	1,292,628
Series A, 5.00%, 06/15/26	1,000	1,207,153
Series A, 5.25%, 12/15/22	700	753,672
Series A, 5.50%, 12/15/21	3,840	3,948,079
Series A, 5.50%, 12/15/22	6,490	7,012,479
Series A, 5.50%, 12/15/23	8,945	10,124,419
Series A-1, 5.00%, 06/15/21	200	200,351
Series A-1, 5.00%, 06/15/24	1,410	1,601,545
Series AA, 5.00%, 06/15/21 (SAP)	330	330,566
Series AA, 5.00%, 06/15/22	110	115,409
Series AA, 5.00%, 06/15/22 (SAP)	810	849,826
Series B, 5.00%, 06/15/21	3,715	3,721,377
Series B, 5.00%, 06/15/42 (PR 06/15/21)	7,615	7,628,270
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,904,700
Series B, 5.50%, 12/15/21 (NPFGC)	2,745	2,822,259
Series C, 0.00%, 12/15/24 (AMBAC)(a)	600	585,541
Series C, 0.00%, 12/15/25 (AMBAC)(a)	6,545	6,276,216
Series D, 5.00%, 12/15/23	885	990,514
Series D, 5.00%, 12/15/24	460	533,409
Series D, 5.25%, 12/15/23	2,440	2,746,315
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,951,528
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,150	1,182,901
Series A, 5.00%, 01/01/38 (PR 07/01/22)	11,980	12,613,797
Series A, 5.00%, 01/01/43 (PR 07/01/22)	7,610	8,012,604
Series B, 5.00%, 01/01/22	5,770	5,935,080
Series B, 5.00%, 01/01/23	2,915	3,130,491
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,560	2,757,632
Series B, 5.00%, 01/01/25 (PR 07/01/22)	95	100,026
Series B, 5.00%, 01/01/25 (PR 01/01/23)	1,355	1,459,606
Series C, 5.00%, 01/01/25	2,995	3,473,070
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,010	1,188,330

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
2.00%, 06/01/24	$4,810	$5,034,416
5.00%, 06/01/21	1,760	1,760,000
Series A, 4.00%, 06/01/23	5,170	5,555,429
Series A, 5.00%, 06/01/24	5,190	5,903,652
Series A, 5.00%, 06/01/25	20,320	23,899,043
Series T, 5.00%, 06/01/22	625	654,977
Series T, 5.00%, 06/01/23	15	16,423
		210,423,056
New Mexico — 0.4%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	1,315	1,444,901
Series A, 5.00%, 06/15/24	6,105	6,972,168
Series SR, 4.00%, 06/15/22	2,160	2,247,549
Series SR, 5.00%, 06/15/22	2,105	2,212,115
State of New Mexico GO
Series B, 5.00%, 03/01/22	500	518,282
Series B, 5.00%, 03/01/23	60	65,093
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/21	1,230	1,233,859
Series B, 4.00%, 07/01/22	1,260	1,312,955
Series B, 4.00%, 07/01/23	795	857,791
		16,864,713
New York — 17.5%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	115	122,890
Series A, 5.00%, 11/01/23	10	11,161
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,765	1,968,473
City of New York NY GO
5.00%, 08/01/21	75	75,606
5.00%, 08/01/22	65	68,704
5.00%, 08/01/26	690	845,551
VRDN,0.00%, 06/01/44 (Put 05/28/21)(a)(b)(c)	10,000	10,000,000
Second Series, 5.00%, 08/01/24	150	172,014
Series 1, 5.00%, 08/01/22	4,510	4,766,988
Series 1, 5.00%, 08/01/23	2,055	2,267,730
Series 1, 5.00%, 08/01/24	690	791,263
Series 1, 5.00%, 08/01/25	415	492,663
Series 179, 5.00%, 08/01/23	90	99,317
Series 2015-A, 5.00%, 08/01/21	1,965	1,980,871
Series 2015-A, 5.00%, 08/01/22	1,070	1,130,971
Series 2015-A, 5.00%, 08/01/24	4,580	5,252,149
Series A, 5.00%, 08/01/21	7,280	7,338,799
Series A, 5.00%, 08/01/21 (ETM)	280	282,243
Series A, 5.00%, 08/01/22	14,440	15,262,817
Series A, 5.00%, 08/01/23	5,475	6,041,761
Series A, 5.00%, 08/01/23 (Call 08/01/21)	560	564,501
Series A, 5.00%, 08/01/24	2,680	3,073,310
Series A, 5.00%, 08/01/24 (Call 08/01/21)	400	403,215
Series A, 5.00%, 08/01/25	560	664,799
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,040	1,187,669
Series A-1, 5.00%, 08/01/21	1,525	1,537,317
Series A-1, 5.00%, 08/01/25	1,960	2,326,796
Series B, 5.00%, 08/01/22	245	258,961
Series B, 5.00%, 08/01/23 (Call 08/01/22)	250	264,244
Series B, 5.00%, 08/01/25 (Call 02/01/22)	200	206,511
Series C, 5.00%, 08/01/21	6,325	6,376,086
Series C, 5.00%, 08/01/21 (ETM)	950	957,609
Series C, 5.00%, 08/01/22	3,260	3,445,761
Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/23	$15,465	$17,065,909
Series C, 5.00%, 08/01/24	17,355	19,901,976
Series C, 5.00%, 08/01/25	1,000	1,187,142
Series C-1, 4.00%, 08/01/22	3,010	3,146,512
Series C-1, 5.00%, 08/01/23	1,645	1,815,287
Series C-1, 5.00%, 08/01/24	2,245	2,574,470
Series D, 5.00%, 08/01/22	125	132,123
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,045	5,447,825
Series D, 5.00%, 08/01/24	135	154,812
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,080	1,165,857
Series E, 5.00%, 08/01/21	1,890	1,905,265
Series E, 5.00%, 08/01/22	1,130	1,194,389
Series E, 5.00%, 08/01/23	1,130	1,246,975
Series E, 5.00%, 08/01/24	460	527,508
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,645	1,775,772
Series E, 5.00%, 08/01/25	2,970	3,525,808
Series E, 5.00%, 08/01/25 (Call 02/01/23)	200	215,760
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,025	1,058,323
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,130	1,166,788
Series F-1, 5.00%, 06/01/25	400	472,195
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,422,976
Series G, 5.00%, 08/01/21	50	50,404
Series G, 5.00%, 08/01/22	1,635	1,728,165
Series G, 5.00%, 08/01/23	5,080	5,605,872
Series G, 5.00%, 08/01/24 (Call 08/01/22)	100	105,697
Series G-1, 5.00%, 04/01/22	2,065	2,149,336
Series G-1, 5.00%, 04/01/23 (PR 04/01/22)	2,405	2,501,364
Series I, 5.00%, 08/01/21	1,925	1,940,548
Series I, 5.00%, 08/01/22	2,625	2,774,577
Series I, 5.00%, 08/01/23 (Call 08/01/22)	320	338,232
Series I, 5.00%, 08/01/24 (Call 08/01/22)	1,440	1,522,043
Series J, 5.00%, 08/01/21	2,785	2,807,494
Series J, 5.00%, 08/01/22	2,175	2,298,935
Series J, 5.00%, 08/01/23	2,740	3,023,640
Series J, 5.00%, 08/01/24 (Call 08/01/23)	590	650,534
County of Nassau NY GOL, Series C, 5.00%, 10/01/21	400	406,363
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/22	1,160	1,198,297
Series A, 5.00%, 02/15/25	1,800	2,096,567
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	8,000	8,089,956
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	1,000,000
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,372,441
Series B, VRDN,0.85%, 09/01/50 (Put 09/01/25)(b)(c)	2,500	2,502,942
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(b)(c)	1,425	1,472,232
Metropolitan Transportation Authority RB
2.00%, 11/01/21	7,500	7,556,381
3.00%, 11/01/22	4,000	4,158,049
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,000	2,139,574
Series A, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,529,956
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,545	4,651,772
Series A-1, 5.00%, 11/15/24	2,000	2,306,790
Series A-2, 5.00%, 11/15/23	1,065	1,184,453
Series B, 5.00%, 11/15/22	925	988,302
Series B, 5.00%, 11/15/23	2,115	2,352,223
Series B, 5.00%, 11/15/24	1,600	1,845,432
Series B, 5.00%, 11/15/25	2,125	2,535,160
Series B-1, 5.00%, 05/15/22	1,500	1,567,502
Series C, 5.00%, 11/15/21	2,000	2,043,035
Series C, 5.00%, 11/15/22	1,390	1,485,124

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/23	$565	$628,372
Series C-1, 5.00%, 11/15/24	13,600	15,686,172
Series C-1, 5.00%, 11/15/25	3,180	3,793,865
Series C-1, 5.00%, 11/15/26	1,000	1,227,005
Series D, 5.00%, 11/15/21	11,150	11,390,018
Series D-1, 5.00%, 11/01/22	3,560	3,797,218
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(b)(c)	5,000	5,726,300
Series E, 5.00%, 11/15/22	3,755	4,011,971
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,111,607
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,965	6,365,887
Series F, 5.00%, 11/15/25	1,780	2,123,317
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,085	1,162,326
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/22 (SAW)	325	342,665
Series C, 5.00%, 07/15/23 (SAW)	590	650,207
Series C, 5.00%, 07/15/24 (SAW)	610	699,107
Series C, 5.00%, 07/15/25 (Call 07/15/22) (SAW)	120	126,300
Series S1, 5.00%, 07/15/25 (SAW)	45	53,391
Series S-1, 5.00%, 07/15/24 (SAW)	1,260	1,444,058
Series S-3, 5.00%, 07/15/25 (SAW)	475	563,568
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%, 11/01/22	200	208,161
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	1,790	1,804,488
5.00%, 11/01/21	1,560	1,591,667
5.00%, 08/01/22	1,050	1,109,823
5.00%, 11/01/22	6,985	7,467,331
5.00%, 11/01/23	2,615	2,916,463
5.00%, 11/01/24	6,555	7,592,072
5.00%, 08/01/25	490	582,146
5.00%, 11/01/26	3,065	3,787,273
Series 13, 5.00%, 11/01/21	375	382,612
Series A, 5.00%, 08/01/21	1,510	1,522,221
Series A, 5.00%, 11/01/21	3,555	3,627,164
Series A, 5.00%, 08/01/23	2,450	2,704,745
Series A, 5.00%, 11/01/24 (Call 11/01/22)	700	747,819
Series A-1, 5.00%, 11/01/21	380	387,714
Series A-1, 5.00%, 05/01/22	3,230	3,374,738
Series A-1, 5.00%, 08/01/22	4,580	4,840,942
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	225	229,550
Series A-1, 5.00%, 08/01/23	2,060	2,274,194
Series A-1, 5.00%, 05/01/24	2,410	2,740,438
Series A-1, 5.00%, 08/01/24	6,535	7,500,758
Series A-1, 5.00%, 08/01/25	1,185	1,407,842
Series A-3, 5.00%, 08/01/23	3,045	3,361,612
Series B, 5.00%, 11/01/21	975	994,792
Series B, 5.00%, 11/01/22	90	96,215
Series B, 5.00%, 05/01/23 (Call 05/01/22)	40	41,778
Series B, 5.00%, 11/01/23 (Call 11/01/22)	1,245	1,330,234
Series B, 5.00%, 11/01/25 (Call 11/01/22)	595	635,558
Series C, 5.00%, 11/01/21	2,925	2,984,375
Series C, 5.00%, 11/01/22	1,815	1,940,330
Series C, 5.00%, 11/01/23	1,250	1,394,103
Series C, 5.00%, 11/01/24	45	52,119
Series C, 5.00%, 11/01/25	1,000	1,197,965
Series C, 5.00%, 11/01/25 (Call 05/01/25)	230	271,051
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	670	683,600
Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 05/01/22	$420	$438,820
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	300	324,059
New York City Water & Sewer System RB
5.00%, 06/15/22	4,420	4,645,392
5.00%, 06/15/25	170	201,471
Series AA, 5.00%, 06/15/23	1,515	1,664,658
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	1,775	1,778,165
Series BB2, 4.00%, 06/15/23	780	841,198
Series BB2, 4.00%, 06/15/24	580	645,614
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,710	7,523,869
Series CC, 5.00%, 06/15/22	18,285	19,217,418
Series CC, 5.00%, 06/15/25	685	811,809
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	645	661,794
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	655	703,872
Series DD, 5.00%, 06/15/22	2,790	2,929,140
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	300	322,432
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	200	224,258
Series DD, 5.00%, 06/15/26	575	704,174
Series G, VRDN,0.04%, 06/15/41 (Put 06/04/21)(b)(c)	1,700	1,700,000
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	105	112,721
Series A, 5.00%, 12/01/21 (SAW)	1,025	1,050,100
New York State Dormitory Authority RB
5.00%, 05/15/24 (Call 05/15/22)	3,400	3,557,825
First Series, 5.00%, 03/15/23	285	309,827
Series 1, 5.00%, 03/15/25	1,715	2,011,982
Series 2015 B-A, 5.00%, 03/15/23	600	652,267
Series 2015B-A, 5.00%, 03/15/22	11,210	11,643,024
Series A, 4.00%, 12/15/22	480	508,803
Series A, 5.00%, 10/01/21	1,195	1,214,576
Series A, 5.00%, 10/01/21 (SAW)	140	142,246
Series A, 5.00%, 12/15/21	1,515	1,554,917
Series A, 5.00%, 02/15/22	8,500	8,793,546
Series A, 5.00%, 03/15/22	10,120	10,510,919
Series A, 5.00%, 10/01/22	1,015	1,081,714
Series A, 5.00%, 12/15/22	890	956,444
Series A, 5.00%, 02/15/23	2,495	2,702,360
Series A, 5.00%, 03/15/23	7,875	8,561,010
Series A, 5.00%, 05/15/23 (Call 05/15/22)	550	575,532
Series A, 5.00%, 10/01/23 (SAW)	50	55,477
Series A, 5.00%, 12/15/23 (Call 12/15/22)	1,730	1,858,803
Series A, 5.00%, 12/15/23 (PR 12/15/22)	2,235	2,401,615
Series A, 5.00%, 02/15/24	2,970	3,349,241
Series A, 5.00%, 03/15/24	20,425	23,111,795
Series A, 5.00%, 03/15/24 (Call 03/15/23)	710	770,780
Series A, 5.00%, 10/01/24 (SAW)	335	385,383
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,335	4,889,221
Series A, 5.00%, 03/15/25	10,565	12,386,945
Series A, 5.00%, 03/15/25 (Call 03/15/24)	100	113,212
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,510	1,642,001
Series A, 5.00%, 05/15/25 (Call 05/15/22)	400	418,489
Series A, 5.00%, 12/15/25 (Call 12/15/22)	2,970	3,190,645
Series A, 5.00%, 03/15/26	3,225	3,904,139
Series A, 5.00%, 03/15/26 (Call 03/15/25)	1,440	1,689,647
Series A, 5.00%, 03/15/28 (PR 03/15/23)	215	233,795
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	13,000,114
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,874,180
Series B, 5.00%, 03/15/22	1,715	1,781,247
Series B, 5.00%, 02/15/23	9,100	9,856,303
Series B, 5.00%, 02/15/24	1,810	2,041,120

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
New York (continued)
Series C, 5.00%, 03/15/22	$1,080	$1,121,719
Series C, 5.00%, 03/15/23	6,540	7,109,715
Series C, 5.00%, 03/15/24	3,185	3,605,254
Series C, 5.00%, 03/15/25	1,285	1,507,520
Series C, 5.00%, 03/15/25 (Call 03/15/24)	750	848,640
Series D, 5.00%, 02/15/22	500	517,267
Series D, 5.00%, 02/15/23	7,740	8,383,273
Series D, 5.00%, 02/15/24	2,880	3,247,749
Series D, 5.00%, 02/15/25	2,060	2,408,158
Series E, 5.00%, 03/15/22	4,255	4,419,364
Series E, 5.00%, 02/15/23	2,385	2,583,218
Series E, 5.00%, 03/15/23	805	875,125
Series E, 5.00%, 03/15/24	2,795	3,162,122
Series E, 5.00%, 02/15/25	2,790	3,261,535
Series E, 5.00%, 03/15/25	55	64,524
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	2,920	2,925,185
Series A, 5.00%, 06/15/21	4,245	4,252,538
Series A, 5.00%, 06/15/22	335	352,047
Series A, 5.00%, 06/15/23	3,190	3,505,809
Series A, 5.00%, 06/15/23 (Call 06/15/22)	805	845,840
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,565	1,643,964
New York State Thruway Authority Highway & Bridge Trust
Fund RB
Series A, 5.00%, 04/01/22	1,295	1,347,740
Series A, 5.00%, 04/01/23 (Call 04/01/22)	310	322,533
New York State Thruway Authority RB
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,745	2,783,253
Series A, 5.00%, 03/15/25 (Call 09/15/21)	240	243,354
Series C, 5.00%, 01/01/24	310	347,022
Series I, 5.00%, 01/01/23 (Call 01/01/22)	35	35,958
Series I, 5.00%, 01/01/37 (PR 01/01/22)	15,230	15,666,638
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,060	1,090,390
Series J, 5.00%, 01/01/24	735	822,778
Series J, 5.00%, 01/01/25 (Call 01/01/24)	405	453,925
Series K, 5.00%, 01/01/23	45	48,349
Series L, 5.00%, 01/01/22	765	786,461
Series L, 5.00%, 01/01/23	2,100	2,256,284
New York State Urban Development Corp. RB
5.00%, 03/15/24	6,070	6,863,661
5.00%, 03/15/25	3,020	3,537,985
5.00%, 03/15/25 (Call 03/15/24)	105	118,590
5.00%, 03/15/26	1,420	1,718,179
Series A, 5.00%, 03/15/22	18,400	19,110,762
Series A, 5.00%, 03/15/23	6,635	7,212,991
Series A, 5.00%, 03/15/24	14,925	16,876,465
Series A, 5.00%, 03/15/25	2,430	2,846,790
Series A-1, 5.00%, 03/15/22	1,900	1,973,394
Series A-1, 5.00%, 03/15/26	3,705	4,482,994
Series A-1, 5.50%, 03/15/23 (NPFGC)	135	147,964
Series C, 5.00%, 03/15/23	440	478,329
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,260	12,228,161
Series C-1, 5.00%, 03/15/26	825	998,238
Series D, 5.00%, 03/15/22	3,880	4,029,878
Series D, 5.00%, 03/15/24 (Call 03/15/23)	5,250	5,701,407
Series E, 5.00%, 03/15/23	5,590	6,076,958
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,675	1,819,020
Series E, 5.00%, 03/15/25	5,175	6,062,607
Series E, 5.00%, 03/15/26	10,000	12,099,849

	Par
Security	(000)	Value
New York (continued)
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	$2,280	$2,335,136
Series 179, 5.00%, 12/01/22	670	718,534
Series 205, 5.00%, 11/15/25	1,220	1,458,597
Series B, 5.00%, 12/01/23	155	173,241
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/21	4,255	4,332,260
Series A, 5.00%, 10/15/22	1,995	2,129,054
Series A, 5.00%, 10/15/23	4,830	5,379,581
Series A, 5.00%, 10/15/24	1,280	1,481,548
Series A, 5.00%, 10/15/25 (Call 10/15/24)	300	346,690
Triborough Bridge & Tunnel Authority RB 5.50%, 11/15/21 (NPFGC)	1,935	1,981,988
First Series, 5.00%, 11/15/24	300	347,829
Series A, 5.00%, 11/15/22	3,425	3,666,355
Series A, 5.00%, 11/15/23	235	262,377
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,260	2,454,914
Series A, 5.00%, 11/15/24	135	156,523
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,350	5,837,751
Series A, 5.25%, 01/01/28 (PR 01/01/22)	690	710,783
Series A-2, 2.00%, 05/15/45 (Put 05/15/24)(b)	1,925	2,022,474
Series A-2, 2.00%, 05/15/45 (Put 05/15/26)(b)	1,925	2,057,258
Series B, 4.00%, 11/15/21	710	722,619
Series B, 5.00%, 11/15/21	1,370	1,400,550
Series B, 5.00%, 11/15/22	475	508,545
Series B, 5.00%, 11/15/23 (Call 11/15/22)	5,535	5,921,680
Series B, 5.00%, 11/15/24 (Call 11/15/22)	3,000	3,208,671
Series B, 5.50%, 01/01/30 (PR 01/01/22)	3,340	3,445,448
Series C-1, 5.00%, 11/15/25	4,285	5,137,670
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,365	6,988,268
Series A, 5.00%, 12/15/25 (Call 12/15/23)	165	184,879
Series B, 5.00%, 12/15/23 (Call 12/15/21)	20	20,525
Series B, 5.00%, 12/15/24 (Call 12/15/22)	775	832,576
		836,694,966
North Carolina — 3.8%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	2,905	2,916,549
5.00%, 07/01/23	3,550	3,908,762
City of Raleigh NC Combined Enterprise System Revenue RB, Series 1, VRDN,0.06%, 03/01/35 (Put 06/04/21)(b)(c)	14,300	14,300,000
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/26	5,000	6,107,721
County of Guilford NC GO
5.00%, 03/01/22	2,655	2,752,487
5.00%, 03/01/24	4,190	4,738,877
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	4,060	4,159,628
County of Wake NC GO
Series A, 5.00%, 03/01/22	3,035	3,146,673
Series C, 5.00%, 03/01/22	5,210	5,401,703
Series C, 5.00%, 03/01/23	4,975	5,399,109
Series C, 5.00%, 03/01/24	3,415	3,862,355
Series C, 5.00%, 03/01/25	2,310	2,709,710
State of North Carolina GO
Series A, 5.00%, 06/01/22	4,025	4,222,621
Series A, 5.00%, 06/01/23	4,615	5,062,626
Series A, 5.00%, 06/01/25	10,000	11,835,444
Series A, 5.00%, 06/01/26	6,975	8,527,994
Series B, 5.00%, 06/01/21	400	400,000
Series B, 5.00%, 06/01/22	480	503,567

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
North Carolina (continued)
Series B, 5.00%, 06/01/24	$12,450	$14,218,146
Series B, 5.00%, 06/01/25	955	1,130,285
Series C, 4.00%, 05/01/22	3,045	3,154,211
Series C, 5.00%, 05/01/22	3,305	3,453,724
Series D, 4.00%, 06/01/21	1,275	1,275,000
Series D, 4.00%, 06/01/22	2,250	2,338,046
Series D, 4.00%, 06/01/23	1,170	1,260,155
State of North Carolina RB
5.00%, 03/01/22	2,975	3,084,236
5.00%, 03/01/23	1,620	1,753,826
5.00%, 03/01/24	1,030	1,162,801
5.00%, 03/01/25	2,000	2,341,171
Series B, 5.00%, 11/01/21	12,525	12,779,248
Series B, 5.00%, 05/01/22	15	15,672
Series B, 5.00%, 05/01/23	8,035	8,776,002
Series B, 5.00%, 05/01/24	65	73,912
Series B, 5.00%, 06/01/24	5,315	6,062,968
Series B, 5.00%, 05/01/25	10,385	12,234,096
Series B, 5.00%, 06/01/25	3,445	4,069,783
Series C, 5.00%, 05/01/22	8,500	8,880,888
Series C, 5.00%, 05/01/23	175	191,139
Series C, 5.00%, 05/01/24	200	227,422
Town of Cary NC Combined Utility Systems Revenue RB,5.00%, 12/01/42 (PR 12/01/22)	2,000	2,146,581
		180,585,138
Ohio — 2.2%
American Municipal Power Inc. RB
5.00%, 02/15/24	500	563,055
5.00%, 02/15/25	1,255	1,463,284
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	630	632,500
Series 1, 5.00%, 07/01/23	1,330	1,464,116
Series 1, 5.00%, 07/01/25	110	130,319
Series 2017-1, 5.00%, 04/01/24	8,425	9,559,762
Northeast Ohio Regional Sewer District RB, 5.00%,11/15/49 (PR 11/15/24)	935	1,087,239
Ohio Turnpike & Infrastructure Commission RB, Series A-1,5.00%, 02/15/48 (PR 02/15/23)	5,115	5,535,796
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,390	5,521,716
5.00%, 06/01/22	2,140	2,244,849
5.00%, 12/01/22	740	794,185
5.00%, 06/01/23	3,465	3,801,083
5.00%, 12/01/23	3,000	3,360,257
Series 2015-A, 5.00%, 06/01/23	1,290	1,415,122
Series 2015-A, 5.00%, 06/01/24	205	234,114
Series 2015-A, 5.00%, 12/01/24	1,565	1,821,545
Series 2015-A, 5.00%, 06/01/25	5,360	6,341,454
Series 2015-A, 5.00%, 12/01/25	2,430	2,923,812
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,270,632
Series A, 5.00%, 09/15/22	1,000	1,063,019
Series A, 5.00%, 12/15/22	2,545	2,736,121
Series A, 5.00%, 09/15/23	1,560	1,731,984
Series A, 5.00%, 12/15/23	5,420	6,078,873
Series A, 5.00%, 09/15/24	290	334,338
Series A, 5.00%, 12/15/24	2,595	3,018,589
Series A, 5.00%, 09/15/25	265	316,119
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	504,038

	Par
Security	(000)	Value
Ohio (continued)
Series B, 5.00%, 09/15/23	$25	$27,756
Series B, 5.00%, 08/01/24	10,025	11,503,090
Series B, 5.00%, 08/01/25	5,980	7,104,552
Series B, 5.00%, 09/15/25	2,650	3,161,195
Series C, 5.00%, 09/15/21	2,000	2,028,299
Series C, 5.00%, 08/01/25	260	308,894
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	705	736,681
Series T, 5.00%, 11/01/23	3,145	3,509,994
Series U, 5.00%, 05/01/26	5,975	7,273,272
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,095	1,177,231
Series A, 5.00%, 12/15/23	205	229,754
Series A, 5.00%, 12/15/24	910	1,059,241
		106,067,880
Oklahoma — 0.1%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	1,475	1,615,262
Oklahoma Turnpike Authority RB
Series D, 4.00%, 01/01/23	420	445,671
Series D, 5.00%, 01/01/24	395	443,152
		2,504,085
Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,175	1,175,000
Series B, 5.00%, 06/15/22	2,140	2,248,666
Series B, 5.00%, 06/15/23	2,235	2,453,854
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	10,987,839
5.00%, 06/15/25 (GTD)	5,035	5,955,974
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,435	2,651,838
Series C, 5.00%, 04/01/24	4,720	5,348,555
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,360	1,456,871
Series A, 5.00%, 11/15/23	3,270	3,653,512
Series A, 5.00%, 11/15/24	10,700	12,405,890
Series A, 5.00%, 11/15/25	250	299,870
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,135	2,482,626
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	514,721
State of Oregon GO
Series A, 5.00%, 05/01/24	500	569,183
Series H, 5.00%, 05/01/23	190	207,714
		52,412,113
Pennsylvania — 3.3%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	1,930	2,069,505
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,070	4,477,323
Series A, 5.00%, 08/01/25	1,840	2,173,474
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	9,000	9,051,953
5.00%, 07/15/22	1,870	1,970,992
First Series, 5.00%, 07/01/21	1,035	1,039,029
First Series, 5.00%, 08/15/21	1,680	1,696,464
First Series, 5.00%, 11/15/21	445	454,738
First Series, 5.00%, 04/01/22	1,570	1,632,996
First Series, 5.00%, 07/01/22	1,795	1,888,611
First Series, 5.00%, 08/15/22	2,065	2,184,727
First Series, 5.00%, 01/01/23	2,715	2,921,098
First Series, 5.00%, 03/01/23	4,395	4,763,194
First Series, 5.00%, 04/01/23	2,015	2,191,713

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Pennsylvania (continued)
First Series, 5.00%, 08/15/23	$8,040	$8,880,763
First Series, 5.00%, 01/01/24	2,505	2,808,990
First Series, 5.00%, 03/01/24	5,250	5,925,354
First Series, 5.00%, 03/15/24	425	480,388
First Series, 5.00%, 06/15/24	1,000	1,141,062
First Series, 5.00%, 07/01/24	965	1,102,934
First Series, 5.00%, 08/15/24	1,480	1,699,079
First Series, 5.00%, 09/15/24	1,010	1,162,984
First Series, 5.00%, 11/15/24 (PR 11/15/21)	150	153,347
First Series, 5.00%, 01/01/25	20,000	23,269,996
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,310,443
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,910	4,101,319
First Series, 5.00%, 08/15/25	4,385	5,210,331
First Series, 5.00%, 09/15/25	1,600	1,906,391
First Series, 5.00%, 01/01/26	605	726,578
Second Series, 5.00%, 09/15/21	13,080	13,260,862
Second Series, 5.00%, 10/15/21	120	122,143
Second Series, 5.00%, 01/15/22	11,965	12,323,132
Second Series, 5.00%, 09/15/22	215	228,318
Second Series, 5.00%, 10/15/22	85	90,602
Second Series, 5.00%, 09/15/23	2,960	3,280,567
Second Series, 5.00%, 10/15/23	580	644,970
Second Series, 5.00%, 09/15/24	675	777,242
Second Series, 5.00%, 09/15/25	450	535,328
Series A, 5.00%, 06/01/23 (PR 06/01/22)	305	319,924
Series A, 5.00%, 10/15/24 (Call 10/15/23)	250	278,509
Series T, 5.00%, 07/01/21	820	823,192
Delaware River Port Authority RB
Series B, 5.00%, 01/01/22	310	318,715
Series B, 5.00%, 01/01/23	1,675	1,801,873
Series B, 5.00%, 01/01/24	420	470,505
Series B, 5.00%, 01/01/26	400	479,178
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,090	4,238,705
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22.	425	456,187
Series A, 5.00%, 12/01/23	15	16,797
Series A-2, 5.00%, 12/01/26	815	1,007,500
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,050	11,261,791
Township of Lower Merion PA GO, Series A, 5.00%,01/15/25	1,380	1,608,323
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	2,940	3,407,010
		156,147,149
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%,06/15/24	4,175	4,758,478
South Carolina — 0.3%
Greenville County School District RB, 5.50%, 12/01/21	250	256,769
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	2,175	2,502,980
State of South Carolina GO, Series A, 5.00%, 04/01/24	7,715	8,754,133
		11,513,882
Tennessee — 1.4%
City of Memphis TN GO
5.00%, 05/01/23	2,825	3,084,384
5.00%, 05/01/24	3,300	3,748,333
County of Hamilton TN GO, First Series, 5.00%, 01/01/26	6,960	8,393,712
County of Shelby TN GO, Series A, 5.00%, 03/01/23	710	770,265

	Par
Security	(000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 07/01/22	$1,350	$1,421,615
5.00%, 07/01/23	6,135	6,749,585
5.00%, 07/01/23 (PR 07/01/22)	1,375	1,447,744
5.00%, 01/01/24	3,080	3,457,166
5.00%, 01/01/28 (PR 01/01/23)	50	53,860
Series A, 5.00%, 07/01/22	10,000	10,530,483
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,215	5,617,597
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,900	5,278,279
Series B, 5.00%, 01/01/32 (PR 01/01/23)	120	129,264
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,375	2,478,352
Series A, 5.00%, 08/01/21	7,570	7,630,976
Series A, 5.00%, 08/01/22	7,400	7,822,507
		68,614,122
Texas — 7.9%
Austin Independent School District GO, 5.00%, 08/01/21	2,500	2,520,179
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/22	1,125	1,191,495
Series A, 5.00%, 08/15/23	3,110	3,438,859
Series B, 5.00%, 08/15/24	2,205	2,533,686
Series B, 5.00%, 08/15/26	400	491,197
Series C, 5.00%, 08/15/25	1,925	2,289,975
Series D, 5.00%, 08/15/24	2,275	2,614,120
Series I, 5.00%, 08/15/23	1,355	1,498,281
Series J, 5.00%, 08/15/25	215	255,763
Central Texas Regional Mobility Authority RB, 5.00%,01/01/42 (PR 01/01/23)	6,185	6,662,481
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,372,038
Series A, 5.00%, 08/15/41 (PR 08/15/22)	6,130	6,490,962
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	535	594,403
Series A, 5.00%, 10/01/24	2,140	2,468,861
City of Fort Worth TX Water & Sewer System Revenue RB,
Series A, 5.00%, 02/15/23	1,415	1,531,079
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,250	1,410,172
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/22	1,290	1,350,517
Series C, 5.00%, 05/15/24	3,630	4,132,677
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,250	5,965,349
Series D, 5.00%, 11/15/33 (PR 11/15/21)	2,000	2,044,628
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,628,148
City of San Antonio Texas Electric & Gas Systems
Revenue RB
5.00%, 02/01/22	7,725	7,977,024
5.00%, 02/01/23	315	340,593
5.25%, 02/01/24	5,580	6,317,711
Series B, VRDN,2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	500,627
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/22	2,070	2,137,533
5.00%, 02/01/22 (ETM)	175	180,606
5.00%, 02/01/25 (Call 08/01/22)	150	158,474
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(b)(c)	215	225,869
City of San Antonio TX GOL, 5.00%, 02/01/23 (PR 08/01/22)	1,360	1,437,495

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Texas (continued)
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	$465	$495,111
Series A, 5.00%, 10/01/25	2,180	2,605,433
County of Harris TX GOL
Series A, 5.00%, 10/01/21	145	147,356
Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,830	3,013,256
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	625	704,905
5.00%, 02/15/26 (PSF)	5,000	6,045,873
Dallas Fort Worth International Airport RB, Series A, 5.00%,11/01/24	760	878,555
Dallas Independent School District GO, 4.00%, 02/15/24 (PSF)	8,230	9,062,995
Fort Bend Independent School District GO, 5.00%, 08/15/22 (PSF)	1,000	1,058,981
Grand Parkway Transportation Corp. RB, Series B,VRDN,5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,080	2,297,579
Harris County Flood Control District RB, Series A, 5.00%,10/01/23	5,000	5,562,622
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,800	1,862,293
5.00%, 02/15/25 (PSF)	1,655	1,936,995
Series A-2, VRDN,2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,021,222
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,905,723
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	7,000	2,367,684
Series F, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	100	28,228
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,425	1,420,344
Series A, 5.00%, 08/15/21 (PSF)	150	151,498
Series B, 5.00%, 08/15/25	7,530	8,957,667
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,500	3,824,134
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	3,320	3,413,336
Series A, 5.00%, 01/01/23	1,455	1,565,692
Series A, 5.00%, 01/01/24	7,615	8,545,406
Series A, 5.00%, 01/01/25 (Call 01/01/24)	330	369,956
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,415	4,943,478
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,240	2,269,775
Series B, 5.00%, 01/01/23	2,280	2,453,455
Series B, 5.00%, 01/01/24	1,665	1,868,431
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	822,438
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	177,279
Series D, 5.00%, 09/01/28 (PR 09/01/21)	8,190	8,288,748
Series D, 5.00%, 09/01/31 (PR 09/01/21)	2,880	2,914,724
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,384,144
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,572,194
Northside Independent School District GO, VRDN,2.75%,08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,050,511
Permanent University Fund - University of Texas System RB, Series A, VRDN,0.03%, 07/01/38 (Put 06/04/21)(b)(c)	3,600	3,600,000
Permanent University Fund-University of Texas System RB,Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,500	2,858,172
Plano Independent School District GO, Series A, 5.00%,02/15/22 (PSF)	7,730	7,995,834
Round Rock Independent School District GO, Series A,5.00%, 08/01/22 (PSF)	90	95,160
San Antonio Independent School District/TX GO, 5.00%,02/15/24 (PSF)	1,070	1,208,038

	Par
Security	(000)	Value
Texas (continued)
San Antonio Water System RB
5.00%, 05/15/27 (PR 05/15/22)	$1,585	$1,657,693
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	819,058
Series C, VRDN,2.63%, 05/01/49 (Put 05/01/24)(b)(c)	7,000	7,473,377
Spring Branch Independent School District GO, 5.00%,02/01/23 (PSF)	3,335	3,604,204
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	135	149,391
5.00%, 10/01/21	3,050	3,099,654
5.00%, 04/01/22	3,210	3,341,556
5.00%, 10/01/22	4,460	4,751,285
5.00%, 10/01/22 (Call 10/01/21)	3,705	3,765,138
5.00%, 04/01/23	2,200	2,395,911
5.00%, 04/01/24	4,015	4,550,893
5.00%, 10/01/24 (Call 04/01/24)	9,090	10,319,869
5.00%, 04/01/25 (Call 04/01/24)	3,285	3,727,456
5.00%, 10/01/26 (PR 04/01/24)	6,895	7,824,468
5.00%, 10/01/34 (PR 04/01/24)	140	158,872
5.00%, 04/01/44 (PR 04/01/24)	210	238,309
Series A, 5.00%, 10/01/23	1,000	1,112,524
Series A, 5.00%, 10/01/23	4,655	5,178,801
Series A, 5.00%, 10/01/24	640	739,044
Series A, 5.00%, 10/01/30 (PR 10/01/24)	320	370,266
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	16,228,068
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,000	15,612,608
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,005	1,162,867
Series B-1, 5.00%, 08/01/23	325	359,092
Series I, 5.00%, 10/01/25 (Call 10/01/24)	2,040	2,362,333
State of Texas RB, 4.00%, 08/26/21	5,000	5,046,380
Texas A&M University RB, Series E, 5.00%, 05/15/25	4,445	5,245,202
Texas State University System RB, Series A, 5.00%,03/15/25	4,765	5,579,305
Texas Transportation Commission State Highway Fund RB
4.00%, 04/01/26 (Put 10/01/21)(b)	1,150	1,164,663
First Series, 5.00%, 10/01/21	5,165	5,249,261
First Series, 5.00%, 10/01/22	5,160	5,497,720
First Series, 5.00%, 10/01/23	3,705	4,122,824
First Series, 5.00%, 10/01/24	5,330	6,166,392
First Series, 5.00%, 10/01/25	355	425,293
Series A, 3.00%, 10/01/21	1,105	1,115,724
Series A, 5.00%, 10/01/21	8,080	8,211,816
Series A, 5.00%, 04/01/22	3,265	3,399,091
Series A, 5.00%, 04/01/23	3,085	3,360,317
Series A, 5.00%, 04/01/24	1,530	1,737,008
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,145	6,961,452
Series A, 5.00%, 10/01/25	845	1,012,318
Texas Water Development Board RB
Series B, 5.00%, 04/15/23	4,190	4,570,899
Series B, 5.00%, 04/15/25	1,025	1,208,279
University of Texas System (The) RB
Series B, 5.00%, 08/15/22	2,160	2,287,671
Series B, 5.38%, 08/15/23	690	768,647
Series C, 5.00%, 08/15/24	280	321,738
Series D, 5.00%, 08/15/21	3,400	3,433,956
Series I, 5.00%, 08/15/21	755	762,540
Series I, 5.00%, 08/15/22	1,000	1,059,107
Series J, 5.00%, 08/15/23	175	193,505
Series J, 5.00%, 08/15/24	2,835	3,257,596
		374,667,468

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Utah — 1.4%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	$3,785	$3,799,861
Series A, 5.00%, 07/01/22	2,255	2,373,612
State of Utah GO
5.00%, 07/01/22	5,135	5,408,557
5.00%, 07/01/23	3,965	4,365,702
5.00%, 07/01/24	1,025	1,174,235
Series A, 4.00%, 07/01/21	1,000	1,003,170
Series A, 5.00%, 07/01/22 (PR 07/01/21)	460	461,826
Series A, 5.00%, 07/01/24 (PR 07/01/21)	2,670	2,680,600
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,455,527
Series B, 5.00%, 07/01/21	1,000	1,003,976
Series B, 5.00%, 07/01/22	2,040	2,148,677
Series B, 5.00%, 07/01/23	3,555	3,914,267
Series B, 5.00%, 07/01/24	4,500	5,155,179
Series B, 5.00%, 07/01/25	7,010	8,320,507
University of Utah (The) RB
Series A, 5.00%, 08/01/25	1,030	1,223,224
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,045	11,099,396
Utah Transit Authority RB
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	5,448,369
Series A, 5.00%, 06/15/38 (PR 06/15/25)	1,945	2,303,712
		68,340,397
Virginia — 3.5%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%,11/01/23	6,300	6,984,256
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	870	953,465
Series B, 4.00%, 06/01/23	1,060	1,140,572
Series B, 5.00%, 06/01/21	4,215	4,215,000
Series B, 5.00%, 06/01/21 (ETM)	1,185	1,185,000
Series B, 5.00%, 06/01/22	1,055	1,106,036
Series B, 5.00%, 06/01/22 (ETM)	245	256,735
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	13,977,659
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	2,180	2,304,468
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,088,237
County of Fairfax VA GO
Series A, 4.00%, 10/01/21 (SAW)	1,000	1,013,009
Series A, 4.00%, 10/01/22	4,895	5,149,618
Series B, 5.00%, 10/01/22 (SAW)	1,805	1,922,886
Series B, 5.00%, 04/01/23 (SAW)	4,035	4,395,879
Series B, 5.00%, 10/01/23 (SAW)	1,855	2,062,810
Series B, 5.00%, 04/01/24 (SAW)	5,160	5,853,429
Series B, 5.00%, 10/01/24 (SAW)	2,100	2,427,259
County of Henrico VA GO, Series A, 5.00%, 08/01/25 (SAW)	1,470	1,749,120
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	5,670	5,966,967
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	5,000	5,485,535
Series B, 5.00%, 08/01/21	7,810	7,872,681
Virginia College Building Authority RB
Series A, 5.00%, 02/01/26	3,000	3,617,482
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,275	1,378,614
Series E, 5.00%, 02/01/23	6,715	7,262,920
Series E, 5.00%, 02/01/24	1,460	1,643,755
Series E, 5.00%, 02/01/25	1,515	1,769,587
Virginia Commonwealth Transportation Board RB 5.00%, 05/15/22	2,665	2,789,759

	Par
Security	(000)	Value
Virginia (continued)
5.00%, 09/15/23	$1,125	$1,248,205
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,962,700
5.00%, 03/15/24	1,400	1,584,548
5.00%, 09/15/24	4,160	4,797,505
5.00%, 03/15/25	2,180	2,558,838
5.00%, 09/15/25	205	244,738
Series A, 5.00%, 05/15/23	1,065	1,166,267
Series A, 5.00%, 05/15/24	7,190	8,190,230
Series A, 5.00%, 05/15/25	240	283,309
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,398,226
Series B, 5.00%, 08/01/23	3,170	3,500,338
Series B, 5.00%, 08/01/24	2,055	2,360,097
Series B, 5.00%, 08/01/25	14,230	16,925,461
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	3,985	4,209,629
5.00%, 08/01/23 (Call 08/01/22)	20	21,139
5.00%, 08/01/23 (PR 08/01/22)	3,680	3,887,464
5.00%, 08/01/24 (SAW)	2,365	2,713,697
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	5,665	6,035,773
		168,660,902
Washington — 3.0%
County of King WA Sewer Revenue RB, Series A, VRDN,0.63%, 01/01/32 (Put 01/01/24)(b)(c)	3,065	3,070,749
Energy Northwest RB
5.00%, 07/01/22	4,000	4,212,642
5.00%, 07/01/23	65	71,554
5.00%, 07/01/24	8,020	9,182,339
5.00%, 07/01/25	8,670	10,271,473
Series A, 5.00%, 07/01/21	8,605	8,638,807
Series A, 5.00%, 07/01/22	1,285	1,353,311
Series A, 5.00%, 07/01/22 (Call 07/01/21)	5,445	5,466,392
Series A, 5.00%, 07/01/23	1,495	1,645,754
Series A, 5.00%, 07/01/23 (Call 07/01/22)	3,695	3,709,516
Series A, 5.00%, 07/01/25	160	189,554
Series C, 5.00%, 07/01/25	100	118,471
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	650	684,044
5.00%, 07/01/25 (Call 07/01/22)	200	210,453
Series 2016A, 5.00%, 07/01/21	7,515	7,544,816
Series A, 5.00%, 08/01/29 (PR 08/01/21)	320	322,585
Series B, 5.00%, 07/01/22	3,320	3,496,493
Series B, 5.00%, 07/01/23	6,440	7,090,825
Series B, 5.00%, 07/01/24	2,255	2,582,567
Series C, 5.00%, 08/01/22	9,375	9,911,407
Series R, 5.00%, 07/01/21	2,000	2,007,935
Series R, 5.00%, 01/01/23	7,115	7,665,728
Series R, 5.00%, 07/01/23	1,610	1,772,706
Series R, 5.00%, 07/01/25	4,500	5,337,243
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,310	1,379,052
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	1,170	1,231,279
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	755	794,543
Series R-2015, 5.00%, 07/01/21	1,345	1,350,336
Series R-2015, 5.00%, 07/01/22	10	10,532
Series R-2015, 5.00%, 07/01/23	730	803,774
Series R-2015, 5.00%, 07/01/24	1,320	1,511,747
Series R-2015E, 5.00%, 07/01/22	455	479,188
Series R-2017A, 5.00%, 08/01/21	3,445	3,472,807
Series R-2017A, 5.00%, 08/01/22	380	401,742

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Washington (continued)
Series R-2017A, 5.00%, 08/01/23	$175	$193,357
Series R-2017C, 5.00%, 08/01/24	2,900	3,331,543
Series R-2018C, 5.00%, 08/01/23	2,805	3,099,238
Series R-2018C, 5.00%, 08/01/24	2,100	2,412,497
Series R-2018C, 5.00%, 08/01/25	130	154,625
Series R-2018D, 5.00%, 08/01/24	705	809,910
Series R-2018D, 5.00%, 08/01/25	380	451,980
Series R-2020C, 5.00%, 07/01/25	4,160	4,933,985
Series R-C, 5.00%, 07/01/21	25	25,099
Series R-C, 5.00%, 07/01/23	8,775	9,661,799
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,422,711
State of Washington RB
Series C, 5.00%, 09/01/21	630	637,655
Series C, 5.00%, 09/01/23	135	149,322
Series F, 5.00%, 09/01/21	3,250	3,289,489
Series F, 5.00%, 09/01/22	1,755	1,862,295
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	164,295
Series F, 5.00%, 09/01/24 (Call 09/01/22)	715	757,690
		144,349,854
Wisconsin — 1.9%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/30 (PR 06/01/24)	1,785	2,035,714
State of Wisconsin GO
First Series, 5.00%, 11/01/25 (Call 05/01/25)	2,860	3,360,698
second Series, 5.00%, 05/01/23 (Call 05/01/22)	110	114,890
Series 1, 5.00%, 11/01/21	2,110	2,153,010
Series 1, 5.00%, 05/01/22	3,055	3,192,474
Series 1, 5.00%, 05/01/23	2,050	2,240,714
Series 1, 5.00%, 11/01/23	2,470	2,756,020
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,315	1,437,336
Series 1, 5.00%, 11/01/24	360	416,956
Series 2, 5.00%, 11/01/21	2,350	2,397,902
Series 2, 5.00%, 11/01/22	15,370	16,438,161
Series 2, 5.00%, 11/01/22 (PR 11/01/21)	570	581,627
Series 2, 5.00%, 11/01/23	70	78,106
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,035	2,126,447
Series 2, 5.00%, 11/01/24	2,750	3,185,080
Series 2, 5.00%, 11/01/25	600	718,779
Series 3, 5.00%, 11/01/21	570	581,619
Series 3, 5.00%, 11/01/22	140	149,730

	Par/
	Shares
Security	(000)	Value
Wisconsin (continued)
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	$7,245	$7,745,285
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,285	6,119,189
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,040	5,510,038
Series B, 5.00%, 11/01/25 (PR 11/01/22)	135	144,344
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	14,110,050
Series A, 5.00%, 05/01/24	300	340,758
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	1,730	1,736,892
Series 1, 5.00%, 07/01/21 (ETM)	550	552,183
Series 1, 5.00%, 07/01/22	2,525	2,659,798
Series A, 5.00%, 07/01/21	1,030	1,034,104
Series A, 5.00%, 07/01/23 (PR 07/01/22)	215	226,374
Series A, 5.00%, 07/01/24 (PR 07/01/22)	6,575	6,922,848
		91,067,126
Total Municipal Debt Obligations — 98.9%
(Cost: $4,681,644,385)		4,725,972,910

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	15,645	15,647,980

Total Short-Term Investments — 0.3%
(Cost: $15,646,700)		15,647,980

Total Investments in Securities — 99.2%
(Cost: $4,697,291,085)		4,741,620,890

Other Assets, Less Liabilities — 0.8%		36,858,696

Net Assets — 100.0%		$4,778,479,586

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$7,137,695	$8,509,570	(a)	$—	$595	$120	$15,647,980	15,645	$660	$—

(a)	Represents net amount purchased (sold)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$4,725,972,910	$—	$4,725,972,910
Money Market Funds	15,647,980	—	—	15,647,980
	$15,647,980	$4,725,972,910	$—	$4,741,620,890

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding